D3 Assets pledged as collateral	12 Months Ended
Dec. 31, 2024
Disclosure Assets Pledged As Collateral [Abstract]
D3 Assets pledged as collateral

Assets pledged as collateral

	2024	2023
Chattel mortgages 1)	7,697	7,678
Bank deposits	1,443	547
Marketable securities	298	276
Total	9,438	8,501

1)	See also note G1 “Post-employment benefits.”